QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

COMMON STOCKS — 99.8%	Shares	Fair Value
Communications — 12.8%
Airbnb, Inc., Class A(a)	220	$30,703
Alphabet, Inc., Class A	3,637	623,890
AppLovin Corporation, Class A (a)	176	13,570
Booking Holdings, Inc.	17	63,155
DoorDash, Inc., Class A(a)	207	22,919
Electronic Arts, Inc.	157	23,697
Expedia Group, Inc. (a)	92	11,746
GoDaddy, Inc., Class A(a)	99	14,400
Maplebear, Inc. (a)	269	9,278
Match Group, Inc. (a)	271	10,336
Meta Platforms, Inc., Class A	1,010	479,578
Netflix, Inc. (a)	203	127,555
News Corporation, Class A	416	11,473
Pinterest, Inc., Class A(a)	366	11,694
ROBLOX Corporation, Class A(a)	388	16,110
Roku, Inc. (a)	138	8,033
Snap, Inc., Class A(a)	892	11,881
Spotify Technology S.A. (a)	100	34,394
Take-Two Interactive Software, Inc. (a)	103	15,505
Trade Desk, Inc. (The), Class A(a)	252	22,650
Uber Technologies, Inc. (a)	958	61,762
VeriSign, Inc. (a)	69	12,904
Zillow Group, Inc., Class C(a)	201	9,789
		1,647,022
Consumer Discretionary — 11.6%
Amazon.com, Inc. (a)	3,140	587,118
Autoliv, Inc.	80	8,091
AutoZone, Inc. (a)	10	31,337
AZEK Company, Inc. (The) (a)	177	7,946
Bath & Body Works, Inc.	219	8,048
Beacon Roofing Supply, Inc. (a)	80	8,224
Best Buy Company, Inc.	149	12,891
BorgWarner, Inc.	247	8,722
Builders FirstSource, Inc. (a)	87	14,561
Chipotle Mexican Grill, Inc. (a)	118	6,410
Dick’s Sporting Goods, Inc.	48	10,385
Domino’s Pizza, Inc.	23	9,860
DraftKings, Inc., Class A(a)	333	12,304
eBay, Inc.	319	17,740
Etsy, Inc. (a)	131	8,533
Ferrari N.V.	93	38,409
Ford Motor Company	2,056	22,246
Fortune Brands Innovations, Inc.	128	10,344
Gap, Inc. (The)	360	8,453
General Motors Company	590	26,149
Gildan Activewear, Inc.	199	8,093
Hasbro, Inc.	139	8,960
Hilton Worldwide Holdings, Inc.	129	27,692
Home Depot, Inc. (The)	467	171,931
Lear Corporation	67	8,177
Lowe’s Companies, Inc.	281	68,988
Magna International, Inc.	237	10,516
Marriott International, Inc., Class A	141	32,050
Masco Corporation	167	13,000
(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Consumer Discretionary — 11.6% - continued
McDonald’s Corporation	40	$10,616
MercadoLibre, Inc. (a)	27	45,060
MGM Resorts International(a)	241	10,356
Mohawk Industries, Inc. (a)	70	11,275
NIKE, Inc., Class B	580	43,419
O’Reilly Automotive, Inc. (a)	31	34,917
Ralph Lauren Corporation	46	8,077
Service Corp International	128	10,228
Starbucks Corporation	579	45,134
Tesla, Inc. (a)	120	27,848
TJX Companies, Inc. (The)	78	8,816
Vail Resorts, Inc.	41	7,462
Wingstop, Inc.	23	8,599
Wyndham Hotels & Resorts, Inc.	99	7,496
Yum China Holdings, Inc.	321	9,707
		1,496,188
Consumer Staples — 4.1%
Albertsons Companies, Inc., Class A	489	9,697
Altria Group, Inc.	890	43,619
BellRing Brands, Inc. (a)	138	7,077
Clorox Company (The)	88	11,610
Coca-Cola Company (The)	203	13,548
Colgate-Palmolive Company	423	41,957
Costco Wholesale Corporation	19	15,618
Estee Lauder Companies, Inc. (The), Class A	151	15,041
General Mills, Inc.	333	22,357
Kellanova	229	13,316
Keurig Dr Pepper, Inc.	722	24,750
Mondelez International, Inc., A	113	7,724
PepsiCo, Inc.	70	12,087
Philip Morris International, Inc.	758	87,291
Procter & Gamble Company (The)	1,107	177,962
Walmart, Inc.	312	21,416
		525,070
Energy — 1.0%
Baker Hughes Company	591	22,884
ChampionX Corporation	228	7,811
Chevron Corporation	87	13,961
ConocoPhillips	79	8,785
EnLink Midstream, LLC	541	7,395
Exxon Mobil Corporation	177	20,990
Marathon Petroleum Corporation	189	33,457
TechnipFMC PLC	362	10,679
		125,962
Financials — 1.7%
Allstate Corporation (The)	52	8,898
Ally Financial, Inc.	32	1,440
American Express Company	6	1,519
American Financial Group, Inc.	10	1,310
American International Group, Inc.	172	13,628
Aon PLC, Class A	67	22,009
Assurant, Inc.	8	1,399
Bank of New York Mellon Corporation (The)	158	10,281
Berkshire Hathaway, Inc., Class B(a)	41	17,978
BlackRock, Inc.	1	877
Blackstone, Inc.	10	1,422
Charles Schwab Corporation (The)	680	44,329

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Financials — 1.7% - continued
Chubb Ltd.	6	$1,654
CME Group, Inc.	116	22,471
Corebridge Financial, Inc.	43	1,271
Equitable Holdings, Inc.	31	1,352
Essent Group Ltd.	22	1,382
Globe Life, Inc.	16	1,484
Goldman Sachs Group, Inc. (The)	2	1,018
Hartford Financial Services Group, Inc. (The)	39	4,326
Invesco Ltd.	86	1,484
KeyCorporation	90	1,452
Loews Corporation	18	1,439
Marsh & McLennan Companies, Inc.	7	1,558
MetLife, Inc.	188	14,448
Morgan Stanley	13	1,342
Old Republic International Corporation	41	1,419
Principal Financial Group, Inc.	17	1,386
Robinhood Markets, Inc. (a)	57	1,172
Royal Bank of Canada	12	1,341
State Street Corporation	18	1,529
Toronto-Dominion Bank (The)	23	1,358
Travelers Companies, Inc. (The)	50	10,822
Truist Financial Corporation	322	14,390
Unum Group	26	1,496
Voya Financial, Inc.	18	1,309
Willis Towers Watson PLC	10	2,823
Zions Bancorp NA	29	1,498
		222,314
Health Care — 16.5%
Abbott Laboratories	840	88,990
AbbVie, Inc.	833	154,372
Align Technology, Inc. (a)	52	12,058
Alnylam Pharmaceuticals, Inc. (a)	78	18,522
Amgen, Inc.	260	86,442
Baxter International, Inc.	361	12,931
Becton Dickinson and Company	152	36,641
Biogen, Inc. (a)	82	17,482
Bio-Rad Laboratories, Inc., Class A(a)	30	10,151
Blueprint Medicines Corporation(a)	72	7,798
Boston Scientific Corporation(a)	107	7,905
Bristol-Myers Squibb Company	1,041	49,510
Cardinal Health, Inc.	160	16,133
Catalent, Inc. (a)	166	9,850
Centene Corporation(a)	317	24,384
Cerevel Therapeutics Holdings, Inc. (a)	196	8,812
Cigna Group (The)	143	49,859
Cooper Companies, Inc. (The)	140	13,066
Cytokinetics, Inc. (a)	138	8,143
Danaher Corporation	41	11,360
DexCom, Inc. (a)	223	15,124
Elanco Animal Health, Inc. (a)	543	7,081
Elevance Health, Inc.	17	9,045
Eli Lilly & Company	439	353,075
Encompass Health Corporation	99	9,201
Exelixis, Inc. (a)	346	8,114
GE HealthCare Technologies, Inc.	257	21,750
Gilead Sciences, Inc.	639	48,602
Glaukos Corporation(a)	62	7,265
Halozyme Therapeutics, Inc. (a)	147	8,123
(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Health Care — 16.5% - continued
Hologic, Inc. (a)	161	$13,139
Illumina, Inc. (a)	112	13,731
Incyte Corporation(a)	177	11,517
Insmed, Inc. (a)	136	9,894
Intra-Cellular Therapies, Inc. (a)	117	9,210
Intuitive Surgical, Inc. (a)	21	9,337
Ionis Pharmaceuticals, Inc. (a)	162	8,013
Jazz Pharmaceuticals PLC (a)	72	7,938
Johnson & Johnson	1,131	178,528
Labcorp Holdings, Inc.	60	12,926
McKesson Corporation	68	41,957
Medpace Holdings, Inc. (a)	26	9,946
Medtronic PLC	668	53,654
Merck & Company, Inc.	1,196	135,303
Mettler-Toledo International, Inc. (a)	13	19,773
Moderna, Inc. (a)	216	25,752
Pfizer, Inc.	2,758	84,229
Quest Diagnostics, Inc.	82	11,669
Regeneron Pharmaceuticals, Inc. (a)	53	57,197
Stryker Corporation	188	61,561
Thermo Fisher Scientific, Inc.	182	111,627
United Therapeutics Corporation(a)	33	10,339
UnitedHealth Group, Inc.	38	21,894
Vertex Pharmaceuticals, Inc. (a)	128	63,452
Viatris, Inc.	948	11,433
		2,125,808
Industrials — 8.4%
3M Company	300	38,265
A O Smith Corporation	108	9,184
Acuity Brands, Inc.	32	8,043
AECOM	111	10,058
AGCO Corporation	81	7,648
Amphenol Corporation, Class A	108	6,940
API Group Corporation(a)	249	9,435
Boeing Company (The) (a)	307	58,514
Caterpillar, Inc.	29	10,040
CH Robinson Worldwide, Inc.	106	9,439
Crane Company	57	9,144
CSX Corporation	1,037	36,399
Cummins, Inc.	80	23,344
Deere & Company	139	51,705
Eaton Corporation PLC	28	8,534
Expeditors International of Washington, Inc.	99	12,357
GE Vernova, LLC(a)	146	26,023
Generac Holdings, Inc. (a)	62	9,652
General Dynamics Corporation	141	42,118
General Electric Company	530	90,206
H&R Block, Inc.	148	8,575
Honeywell International, Inc.	320	65,520
Illinois Tool Works, Inc.	157	38,823
KBR, Inc.	130	8,657
Keysight Technologies, Inc. (a)	116	16,190
L3Harris Technologies, Inc.	108	24,504
Lockheed Martin Corporation	120	65,030
MasTec, Inc. (a)	79	8,692
NEXTracker, Inc. (a)	162	7,961
Northrop Grumman Corporation	79	38,261
Otis Worldwide Corporation	233	22,019

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Industrials — 8.4% - continued
Robert Half, Inc.	119	$7,639
Rollins, Inc.	320	15,331
RTX Corporation	656	77,074
Sensata Technologies Holding PLC	192	7,486
Stanley Black & Decker, Inc.	127	13,414
Teledyne Technologies, Inc. (a)	32	13,500
Textron, Inc.	138	12,820
Trane Technologies PLC	118	39,445
Union Pacific Corporation	40	9,869
Vertiv Holdings Company	216	16,999
Waste Management, Inc.	206	41,748
Westinghouse Air Brake Technologies Corporation	111	17,888
WillScot Mobile Mini Holdings Corporation(a)	201	8,241
Woodward, Inc.	53	8,267
XPO, Inc. (a)	93	10,685
		1,081,686
Materials — 2.0%
Advanced Drainage Systems, Inc.	62	10,976
Alcoa Corporation	198	6,542
Amcor PLC	1,107	11,657
Avery Dennison Corporation	56	12,142
Carlisle Companies, Inc.	33	13,813
Corteva, Inc.	408	22,889
CRH PLC	358	30,681
Dow, Inc.	411	22,387
DuPont de Nemours, Inc.	250	20,925
Eastman Chemical Company	97	10,023
Element Solutions, Inc.	280	7,546
International Flavors & Fragrances, Inc.	168	16,713
Linde PLC	26	11,791
Sherwin-Williams Company (The)	131	45,955
Smurfit WestRock PLC	206	9,237
Southern Copper Corporation	67	7,143
		260,420
Real Estate — 1.2%
American Tower Corporation, A	40	8,816
Americold Realty Trust, Inc.	309	9,236
Brixmor Property Group, Inc.	337	8,583
Crown Castle, Inc.	248	27,300
Essex Property Trust, Inc.	46	12,805
Omega Healthcare Investors, Inc.	252	9,173
Prologis, Inc.	70	8,824
Regency Centers Corporation	157	10,572
SBA Communications Corporation, A	73	16,026
Simon Property Group, Inc.	180	27,619
Ventas, Inc.	279	15,189
		154,143
Technology — 40.1%+
Accenture PLC, Class A	36	11,902
Adobe, Inc. (a)	213	117,501
Advanced Micro Devices, Inc. (a)	78	11,269
Amdocs Ltd.	110	9,622
Analog Devices, Inc.	248	57,382
Apple, Inc.	5,486	1,218,332
Applied Materials, Inc.	46	9,761
Arista Networks, Inc. (a)	22	7,624
(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 40.1%+ - continued
Atlassian Corporation, Class A(a)	100	$17,657
Autodesk, Inc. (a)	118	29,207
Automatic Data Processing, Inc.	208	54,625
Block, Inc., Class A(a)	88	5,445
Booz Allen Hamilton Holding Corporation	90	12,898
Broadcom, Inc.	2,160	347,069
Cadence Design Systems, Inc. (a)	140	37,472
CCC Intelligent Solutions Holdings, Inc. (a)	691	7,090
Check Point Software Technologies Ltd. (a)	79	14,493
Ciena Corporation(a)	161	8,491
Cirrus Logic, Inc. (a)	60	7,829
Cisco Systems, Inc.	1,940	93,994
Coinbase Global, Inc., Class A(a)	41	9,199
Corning, Inc.	516	20,645
Corpay, Inc. (a)	6	1,751
Crowdstrike Holdings, Inc., Class A(a)	20	4,639
Dell Technologies, Inc., Class C	166	18,871
DocuSign, Inc. (a)	172	9,543
F5, Inc. (a)	52	10,589
Fair Isaac Corporation(a)	16	25,600
Fidelity National Information Services, Inc.	127	9,757
Fiserv, Inc. (a)	9	1,472
Fortinet, Inc. (a)	429	24,899
Gartner, Inc. (a)	47	23,556
Gitlab, Inc. (a)	158	8,094
Guidewire Software, Inc. (a)	70	10,505
Hewlett Packard Enterprise Company	781	15,550
HP, Inc.	583	21,040
HubSpot, Inc. (a)	31	15,408
Informatica, Inc., Class A(a)	263	6,296
Intel Corporation	1,970	60,558
International Business Machines Corporation	420	80,699
Intuit, Inc.	136	88,040
Jabil, Inc.	96	10,816
Juniper Networks, Inc.	270	10,176
KLA Corporation	68	55,969
Kyndryl Holdings, Inc. (a)	278	7,470
Lam Research Corporation	63	58,038
Leidos Holdings, Inc.	96	13,862
Manhattan Associates, Inc. (a)	47	12,003
Marvell Technology, Inc.	463	31,012
Mastercard, Inc., Class A	399	185,020
Micron Technology, Inc.	542	59,522
Microsoft Corporation	233	97,476
MKS Instruments, Inc.	67	8,435
Monday.com Ltd. (a)	41	9,422
Motorola Solutions, Inc.	89	35,505
MSCI, Inc.	17	9,193
NetApp, Inc.	131	16,634
Nutanix, Inc., Class A(a)	189	9,546
NVIDIA Corporation	9,351	1,094,254
NXP Semiconductors N.V.	136	35,790
Okta, Inc. (a)	121	11,367
Open Text Corporation	277	8,734
Oracle Corporation	1,289	179,751
Palo Alto Networks, Inc. (a)	23	7,469
PayPal Holdings, Inc. (a)	311	20,458
Procore Technologies, Inc. (a)	132	9,376

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 40.1% - continued
Pure Storage, Inc., Class A(a)	222	$13,304
Qorvo, Inc. (a)	82	9,824
QUALCOMM, Inc.	533	96,446
S&P Global, Inc.	2	969
Salesforce, Inc.	461	119,307
Seagate Technology Holdings PLC	142	14,508
ServiceNow, Inc. (a)	100	81,439
Shopify, Inc., Class A(a)	623	38,128
Snowflake, Inc. (a)	179	23,338
SS&C Technologies Holdings, Inc.	180	13,131
Synopsys, Inc. (a)	78	43,549
TD SYNNEX Corporation	79	9,414
Teradyne, Inc.	103	13,509
Texas Instruments, Inc.	53	10,802
Thomson Reuters Corporation	233	37,727
Twilio, Inc., Class A(a)	156	9,224
Verisk Analytics, Inc.	82	21,464
Visa, Inc., Class A	10	2,657
Western Digital Corporation(a)	202	13,544
WEX, Inc. (a)	8	1,468
Wix.com Ltd. (a)	52	8,108
Workday, Inc., Class A(a)	119	27,027
Zebra Technologies Corporation, Class A(a)	38	13,345
		5,165,904
Utilities — 0.4%
NextEra Energy, Inc.	127	9,702
NRG Energy, Inc.	150	11,276
Southern Company (The)	97	8,101
Vistra Corporation	216	17,111
		46,190

Total Common Stocks (Cost $12,265,510)		12,850,707
Total Investments — 99.8% (Cost $12,265,510)		12,850,707

Other Assets in Excess of Liabilities — 0.2%		29,217

NET ASSETS — 100.0%		$12,879,924

LLC – Limited Liability Company

LTD – Limited Company

N.V. – Naamloze Vennootschap

PLC – Public Limited Company

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.